K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

April 26, 2017
VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549-1520
Neuberger Berman Income Funds
--Neuberger Berman Core Plus Fund (Class A, Class C, Institutional Class, and Class R6)
File Nos. 002-85229; 811-03802

Re:  Request for Selective Review for Post-Effective Amendment No. 127
Ladies and Gentlemen:
Transmitted herewith for filing on behalf of Neuberger Berman Income Funds (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (“PEA 127”) on behalf of its series and classes listed above.  PEA 127 includes the prospectuses (“Prospectuses”) and statement of additional information (“SAI”) relating to the series and classes of the Registrant listed above.  This transmission includes a conformed signature page signed by the Registrant and by power of attorney for a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.

The primary purpose of this filing is to add Neuberger Berman Core Plus Fund as a new series of the Registrant.  The Fund will have four classes of shares - Class A, Class C, Institutional Class, and Class R6.  This filing is not intended to affect the prospectus or SAI of any other previously registered series (or class of such series) of the Registrant.

 The form of the Prospectuses and the section of the Prospectuses titled “Your Investment” is substantially the same as the parallel disclosure in the Prospectuses contained in the currently effective registration statements for Neuberger Berman Equity Funds and for the Registrant in the following registration statements previously reviewed by the Staff filed pursuant to Rule 485(a):

Post-Effective Amendment No. 203 to Neuberger Berman Equity Funds’ registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class A,

Securities and Exchange Commission April 26, 2017 Page 2

Class C, and Institutional Class shares of Neuberger Berman Guardian Fund (Accession No. 0000898432-17-000157) (February 9, 2017).

Post-Effective Amendment No. 124 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class R6 shares of Neuberger Berman Short Duration Bond Fund (Accession No. 0000898432-16-003283) (December 22, 2016).

The form and text of the SAI (except the sections titled “Investment Information”, “Additional Purchase Information”, and “Portfolio Holdings Disclosure”) are substantially the same as parallel disclosure in the Prospectuses and the SAI contained in the currently effective registration statement for the Registrant and previously reviewed by the Staff in the following registration statement filed pursuant to Rule 485(a):

Post-Effective Amendment No. 124 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class A, Class C, Institutional Class, and Class R6 shares of Neuberger Berman Short Duration Bond Fund (Accession No. 0000898432-16-003283) (December 22, 2016).

 Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 127.  Pursuant to Rule 485(a)(1) under the 1933 Act, this PEA 127 will become effective on July 10, 2017. The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by June 12, 2017. This will assist the Registrant in keeping to its prospectus printing schedule.

Please contact me at (202) 778-9403 or Franklin H. Na at (202) 778-9473 with any questions or comments you may have.  Thank you for your attention.

Sincerely,
/s/ Marguerite W. Laurent
Marguerite W. Laurent